Concentration of risk	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
Concentration of risk

Note 13– Concentration of risk

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. As of December 31, 2024 and 2023, $86,508 and $268,102 were deposited with financial institutions located in the PRC, respectively. The deposit insurance system in China only insures each depositor at each bank for a maximum of approximately $77,000 (RMB 500,000). As of December 31, 2024 and 2023, nil were over the China deposit insurance limit, respectively. As of December 31, 2024 and 2023, $22,279 and $18,267 was deposited with financial institutions located in Hong Kong, respectively. The deposit insurance system in Hong Kong only insures each depositor at each bank for a maximum of approximately $64,000 (HKD 500,000). As of December 31, 2024 and 2023, none of these balances are over the Hong Kong Deposit Protection Board limit.

The Company is also exposed to risk from its accounts receivable and other receivables. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

All of the Company’s expense transactions are denominated in RMB and HKD, and all of the Company and its subsidiaries’ assets and liabilities are denominated in RMB and HKD. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

The Company’s functional currency is the RMB, and its financial statements are presented in U.S. dollars. The RMB depreciated by 1.5% from December 31, 2023 to December 31, 2024 and depreciated by 1.7% from December 31, 2022 to December 31, 2023. It is difficult to predict how market forces or PRC or U.S. government policies may impact the exchange rate between the RMB and the U.S. dollar in the future. The change in the value of the RMB relative to the U.S. dollar may affect its financial results reported in U.S. dollar terms without giving effect to any underlying changes in its business or results of operations. Currently, the Company’s assets, liabilities, revenues and costs are denominated in RMB.

To the extent that the Company needs to convert U.S. dollars into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against the U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollars for the purpose of making payments for dividends, strategic acquisitions or investments or other business purposes, appreciation of U.S. dollar against the RMB would have a negative effect on the U.S. dollar amount available to the Company.

Customer concentration risk

For the year ended December 31, 2024, five customers accounted for 22.1%, 21.1%, 15.9%, 13.7% and 12.2% of the Company’s total revenues, respectively. For the year ended December 31, 2023, two customers accounted for 23.4% and 10.2% of the Company’s total revenues, respectively. For the year ended December 31, 2022, three customers accounted for 48.5%, 15.2%, and 14.6% of the Company’s total revenues, respectively.

As of December 31, 2024, four customers accounted for 25.0%, 16.3%, 14.3% and 13.1% of total balance of accounts receivable, respectively. As of December 31, 2023, two customers accounted for 13.0%, and 12.3% of total balance of accounts receivable, respectively.

Vendor concentration risk

For the year ended December 31, 2024, three vendors accounted for 31.1%, 14.8% and 14.7% of the Company’s total purchases, respectively. For the year ended December 31, 2023, one vendor accounted for 27.3% of the Company’s total purchases, respectively. For the year ended December 31, 2022, two vendors accounted for 19.7% and 10.0% of the Company’s total purchases, respectively.

As of December 31, 2024, three vendors for accounted for 17.8%, 15.2% and 11.2% of total balance of accounts payable, respectively. As of December 31, 2023, no vendors accounted for more than 10.0% of total balance of accounts payable, respectively.